Reconciliation of operating profit to headline operating profit (Tables)	6 Months Ended
Jun. 30, 2020
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Reconciliation of Operating (loss)/profit to Headline Operating Profit

Continuing operations	Six months ended 30 June 2020 2	Six months ended 30 June 2019 1	Year ended 31 December 2019
	£m	£m	£m
Operating (loss)/profit	(2,417.3)	596.3	1,295.9
Amortisation and impairment of acquired intangible assets	53.1	52.8	121.5
Goodwill impairment	2,484.7	—	47.7
Gains on disposal of investments and subsidiaries	(16.0)	(40.6)	(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership	—	(0.4)	(0.4)
Investment and other write-downs	220.6	—	7.5
Litigation settlement	—	(16.8)	(16.8)
Gain on sale of freehold property in New York	—	(7.9)	(7.9)
Restructuring and transformation costs	17.9	33.9	153.5
Restructuring costs in relation to C OVID -19	39.3	—	—
Headline operating profit	382.3	617.3	1,560.6
Notes
1	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
2	Figures have been restated as described in the accounting policies.